Convertible Notes Payable (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Notes Payable [Abstract]
Schedule of Conversions of Convertible Notes

During the six months ended June 30, 2026, the Company effected two conversions of the August 2025 Convertible Notes as follows:

Date of Conversion:	April 9, 2026	May 20, 2026
Conversion Amount:	$50,000	$110,000
Conversion Price (per ADS):	$0.05536	$1.12040
Conversion Shares (in ADS):	903,179	98,179
Adjusted Class B Ordinary shares(1):	30,106	98,179

Schedule of Convertible Notes Payable

The amortized cost of the convertible notes payable as of June 30, 2026 consisted of the following:

As of June 30,
2026
Convertible note payable to an unrelated party-issued in August, 2025, with interest at 8%	$1,100,000
Convertible note payable to an unrelated party-issued in November, 2025, with interest at 8%	2,200,000
Less: derivative liability fair value	(2,058,567)
debt discount and debt issuance costs	(279,000)
convert into shares	(149,286)
Fair value adjustment for Pre-Delivery Shares related to the issuance of the convertible note	(485,565)
Convertible notes payable	327,582
Plus: amortization of discounts	1,847,439
Total convertible notes payable, net	$2,175,021

Schedule of Interest Expense

For the six months ended June 30, 2026, the interest expenses recognized in the consolidated statements of operations was as follows:

For the six months ended June 30,
2026
Contractual coupon interest	$175,393
Amortization of debt discount	1,682,944
Total interest expenses	$1,858,337